Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

(8) Leases

Our operating leases primarily consist of leases of offices, factory buildings, staff dormitories, factory equipment and land use rights. Our finance leases consist of leases of motor vehicles. The determination of whether a contract contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from, and have the ability to direct the use of, the asset.

Our lease assets and liabilities are included in the lease right-of-use assets, net, lease liabilities, current portion, and lease liabilities, non-current portion on the consolidated balance sheets.

We follow ASU No. 2016-02 and related standards (collectively ASC 842, Leases). We used the implicit rate and incremental borrowing rate from 3.18% to 4.75% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2026	2025
	$	$
Right-of-use assets(“ROU”), net	3,446,084	3,177,674
Operating lease ROU	3,410,307	3,126,045
Finance lease ROU	35,777	51,629

Lease liabilities - current	413,453	223,543
Current operating lease obligation	397,294	207,904
Current finance lease obligation	16,159	15,639

Lease liabilities – non-current	230,506	187,355
Non-current operating lease obligation	219,445	160,161
Non-current finance lease obligation	11,061	27,194
Total lease obligation	643,959	410,898

Operating and finance lease expenses for the years ended June 30, 2026, 2025 and 2024 were US$508,249, US$350,209 and US$834,423, respectively.

The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities as of June 30, 2026:

	Operating	Finance
	$	$
Year ending June 30, 2027	416,134	16,790
Year ending June 30, 2028	193,983	11,194
Year ending June 30, 2029	30,810	-
Total undiscounted lease obligations	640,926	27,984
Less: imputed interest	24,188	764
Lease liabilities recognized in the consolidated balance sheet	616,739	27,220

The remaining lease terms extend through April 25, 2054. The weighted-average discount rate used to determine lease liabilities as of June 30, 2026 were 4.50% for operating leases and 3.18% for finance leases.